Assets Held for Sale - Schedule of assets held for sale (Details) $ in Thousands	12 Months Ended
Jul. 31, 2022 CAD ($)
Assets Held For Sale [Line Items]
Beginning balance	$ 0
Ending balance	5,121
Non-current assets held for sale [member]
Assets Held For Sale [Line Items]
Beginning balance	0
Business acquisitions	2,513
Additions	20,281
Disposals	(4,234)
Impairment loss	(6,438)
Loss of control of subsidiary	(7,001)
Ending balance	5,121
Non-current assets held for sale [member] | Land
Assets Held For Sale [Line Items]
Beginning balance	0
Business acquisitions	1,873
Additions	1,765
Disposals	(974)
Impairment loss	(794)
Loss of control of subsidiary	(508)
Ending balance	1,362
Non-current assets held for sale [member] | Buildings
Assets Held For Sale [Line Items]
Beginning balance	0
Business acquisitions	366
Additions	10,100
Disposals	(3,246)
Impairment loss	0
Loss of control of subsidiary	(5,938)
Ending balance	1,281
Non-current assets held for sale [member] | Cultivation and production equipment
Assets Held For Sale [Line Items]
Beginning balance	0
Business acquisitions	274
Additions	5,756
Disposals	0
Impairment loss	(5,185)
Loss of control of subsidiary	0
Ending balance	845
Non-current assets held for sale [member] | Furniture, computers, vehicles and equipment
Assets Held For Sale [Line Items]
Beginning balance	0
Business acquisitions	0
Additions	2,267
Disposals	(14)
Impairment loss	(379)
Loss of control of subsidiary	(241)
Ending balance	1,633
Non-current assets held for sale [member] | Construction in progress
Assets Held For Sale [Line Items]
Beginning balance	0
Business acquisitions	0
Additions	393
Disposals	0
Impairment loss	(80)
Loss of control of subsidiary	(313)
Ending balance	$ 0